Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Jan. 06, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

In accordance with Item 402(v), we provide below the tabular disclosure for the Company’s President and Chief Executive Officers (our Principal Executive Officers (“PEO”)) and the average of our NEOs other than the PEO for 2023, 2022, 2021 and 2020. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year (a)	Summary Compensation Table Total for First PEO(1) ($) (b)	Summary Compensation Table Total for Second PEO(1) ($) (b)	Compensation Actually Paid to First PEO(1)(2)(3) ($) (c)	Compensation Actually Paid to Second PEO(1)(2)(3) ($)” (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)(5) (h)	Adjusted EBITDA(6) ($ Millions) (i)
							TSR ($) (f)	Peer Group TSR ($) (g)
2023	3,527,606	3,317,927	2,077,031	3,166,225	1,366,336	983,680	92.31	168.39	33.7	110.0
2022	4,245,485	—	1,009,177	—	1,211,633	394,458	99.59	127.72	(0.6)	70.8
2021	3,469,725	—	4,281,031	—	1,160,498	1,377,772	167.78	140.98	15.9	65.1
2020	2,678,565	—	4,741,464	—	1,064,315	1,390,604	139.28	111.97	46.0	81.7

(1)
Barry A. Ruffalo was our only PEO for 2020, 2021, and 2022, and served as our PEO through January 6, 2023 (“First PEO”). Jaco van der Merwe was our PEO as of January 6, 2023 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg
Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp
Jaco G. van der Merwe	Jaco G. van der Merwe	Jaco G. van der Merwe	Barend Snyman
Stephen C. Anderson	Anshu Pasricha	Anshu Pasricha	Anshu Pasricha
Jeffrey Schwarz			Michael Norris

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2023	3,527,606	—	(1,450,575)	2,077,031
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2023	3,317,927	(1,329,805)	1,178,103	3,166,225
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,366,336	(501,715)	119,059	983,680
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Total — Inclusion of Equity Values for First PEO ($)
2023	—	—	—	186,678	(1,637,253)	(1,450,575)
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2023	1,314,863	(150,055)	—	13,295	—	1,178,103
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	282,908	(58,552)	7,527	16,995	(129,819)	119,059

(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 SmallCap Industrials index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 SmallCap Industrials index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
Net income values in this table reflect immaterial revisions to previously issued consolidated financial statements that we filed in our Form 10-Q for the fiscal quarter ended March 31, 2022.

(6)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Adjusted EBITDA is a non-GAAP measure, and disclosure as to how it is calculated from our audited financial statements is provided above under the caption “Compensation Discussion and Analysis — Elements of Our Compensation Program — Annual Cash Incentive Compensation.” This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name		AdjustedEBITDA
Named Executive Officers, Footnote
(1)
Barry A. Ruffalo was our only PEO for 2020, 2021, and 2022, and served as our PEO through January 6, 2023 (“First PEO”). Jaco van der Merwe was our PEO as of January 6, 2023 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg	Rebecca A. Weyenberg
Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp	Timothy A. Averkamp
Jaco G. van der Merwe	Jaco G. van der Merwe	Jaco G. van der Merwe	Barend Snyman
Stephen C. Anderson	Anshu Pasricha	Anshu Pasricha	Anshu Pasricha
Jeffrey Schwarz			Michael Norris

Peer Group Issuers, Footnote
(4)
		The Peer Group TSR set forth in this table utilizes the S&P 600 SmallCap Industrials index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 600 SmallCap Industrials index, respectively. Historical stock performance is not necessarily indicative of future stock performance
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Stock Awards for First PEO ($)	Inclusion of Equity Values for First PEO ($)	Compensation Actually Paid to First PEO ($)
2023	3,527,606	—	(1,450,575)	2,077,031
Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Stock Awards for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2023	3,317,927	(1,329,805)	1,178,103	3,166,225
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for First PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for First PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for First PEO ($)	Total — Inclusion of Equity Values for First PEO ($)
2023	—	—	—	186,678	(1,637,253)	(1,450,575)
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total — Inclusion of Equity Values for Second PEO ($)
2023	1,314,863	(150,055)	—	13,295	—	1,178,103

Non-PEO NEO Average Total Compensation Amount		$ 1,366,336		$ 1,211,633	$ 1,160,498	$ 1,064,315
Non-PEO NEO Average Compensation Actually Paid Amount		$ 983,680		394,458	1,377,772	1,390,604
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	1,366,336	(501,715)	119,059	983,680
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total — Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	282,908	(58,552)	7,527	16,995	(129,819)	119,059

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s and Peer Group’s cumulative TSR over the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Company and Peer Group Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s and Peer Group’s cumulative TSR over the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Tabular List, Table
List of Most Important Financial Performance Measures
The following are the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance.
Adjusted EBITDA
Adjusted ROIC
Relative TSR
Working Capital Turnover

Total Shareholder Return Amount		$ 92.31		99.59	167.78	139.28
Peer Group Total Shareholder Return Amount		168.39		127.72	140.98	111.97
Net Income (Loss)		$ 33,700,000		$ (600,000)	$ 15,900,000	$ 46,000,000
Company Selected Measure Amount		110,000,000		70,800,000	65,100,000	81,700,000
PEO Name	Barry A. Ruffalo		Jaco van der Merwe
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description
(6)
		We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2023. Adjusted EBITDA is a non-GAAP measure, and disclosure as to how it is calculated from our audited financial statements is provided above under the caption “Compensation Discussion and Analysis — Elements of Our Compensation Program — Annual Cash Incentive Compensation.” This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted ROIC
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name		Working Capital Turnover
Barry A. Ruffalo
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 3,527,606		$ 4,245,485	$ 3,469,725	$ 2,678,565
PEO Actually Paid Compensation Amount		2,077,031		1,009,177	4,281,031	4,741,464
Barry A. Ruffalo | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Barry A. Ruffalo | Total - Inclusion of Equity Values [ Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,450,575)
Barry A. Ruffalo | Year-end Fair Value Of Awards Granted During year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Barry A. Ruffalo | Change in Fair value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Barry A. Ruffalo | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Barry A. Ruffalo | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		186,678
Barry A. Ruffalo | Fair Value at Last Day of Prior year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,637,253)
Jaco van der Merwe
Pay vs Performance Disclosure
PEO Total Compensation Amount		3,317,927
PEO Actually Paid Compensation Amount		3,166,225
Jaco van der Merwe | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,329,805)
Jaco van der Merwe | Total - Inclusion of Equity Values [ Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,178,103
Jaco van der Merwe | Year-end Fair Value Of Awards Granted During year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,314,863
Jaco van der Merwe | Change in Fair value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(150,055)
Jaco van der Merwe | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Jaco van der Merwe | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,295
Jaco van der Merwe | Fair Value at Last Day of Prior year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(501,715)
Non-PEO NEO | Total - Inclusion of Equity Values [ Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		119,059
Non-PEO NEO | Year-end Fair Value Of Awards Granted During year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		282,908
Non-PEO NEO | Change in Fair value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(58,552)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,527
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,995
Non-PEO NEO | Fair Value at Last Day of Prior year of Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (129,819)